Trade and Other Current Payables - Summary of Trade and Other Current Payables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Line Items]
Trade and other current payables	$ 554,286,324	$ 555,978,518
Trade and other non-current payables	2,584,180	659,824
Energy suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	155,123,059	172,042,187
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	39,787,839	13,300,051
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	155,054,466	149,301,377
Trade and other non-current payables	6,766	4,485
Payable For Assets Acquisition [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	116,157,897	92,806,426
Trade and other non-current payables	2,106,099
Subtotal Trade Payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	466,123,261	427,450,041
Trade and other non-current payables	2,112,865	4,485
Dividends payable to third parties [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	52,059,048	95,150,149
Warranty deposits [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	365,857	402,107
Fines and Complaints [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	165,102
Taxes payables other than income tax [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	1,742,603	4,894,779
Accounts payable to staff [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	30,686,679	27,466,888
Other payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	3,143,774	614,554
Trade and other non-current payables	471,315	655,339
Subtotal Other Payables [Member]
Trade And Other Payables [Line Items]
Trade and other current payables	88,163,063	128,528,477
Trade and other non-current payables	$ 471,315	$ 655,339